RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Lease term	3 years 6 months
Incremental borrowing rate	6.00%